SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENT
SUBSEQUENT EVENT

23.                SUBSEQUENT EVENT

AutoNavi enteredinto a definitive agreement to be acquired by Alibaba Group

On April 11, 2014, the Company announced that it has entered into a definitive merger agreement to be acquired by Ali ET Investment Holding Limited (“Ali ET”), an indirect wholly-owned subsidiary of Alibaba Group Holding Limited.  At the effective time of the merger, each ordinary share and ADS of the Company issued and outstanding immediately before the effective time, other than certain excluded shares (which includes all share capital beneficially owned by Alibaba Group), will be converted into the right to receive $5.25 per ordinary share and $21.00 per ADS, respectively.  The transaction is subject to customary closing conditions and the approval by an affirmative vote of the shares of the Company representing at least two-thirds of the shares of the Company present and voting in person or by proxy as a single class at an extraordinary general meeting of the Company’s shareholders to be convened on a date to be announced to consider the authorization and approval of the merger agreement and the transaction. The Company will prepare and file with the SEC a Schedule 13E-3 transaction statement, which will include a proxy statement of the Company. The proxy statement will include a description of the merger agreement and contain other important information about the transaction, the Company and the other participants in the transaction. Additional information about the merger agreement is set forth in our current report on Form 6-K filed with the SEC on April 11, 2014.

Grant of nonvested shares

On January 29, 2014, the Company granted 6,110,000 non-performance based nonvested ordinary shares to employees, of which 50% will vest on each of the two anniversaries of vesting commencement date. On March 13, 2014, the Company granted 1,251,176 performance based nonvested ordinary shares with the same vesting conditions as described in note 18 to employees, of which 25% will vest on each of the four anniversaries of vesting commencement date. The fair value of each nonvested share at grant date of January 29, 2014 and March 13, 2014 was $3.73 and $5.15, respectively. The total grant date fair value of the nonvested shares was $29,206, which will be recognized in the consolidated statement of comprehensive income/(loss) in the respective service period set out above.